FINANCE COSTS - Summary of Net Finance Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Interest income	€ 48	€ 31	€ 24
Interest expense on external debt	(141)	(145)	(127)
Other finance cost	(7)	(9)	(7)
Total finance costs	(148)	(154)	(134)
Total finance costs, net	€ (100)	€ (123)	€ (110)